RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Loto Interactive Information Technology (Shenzhen) Limited*	10,401	368	56
	10,401	368	56

*     Loto Interactive Information Technology (Shenzhen) Limited ("Loto Interactive Shenzhen") is a subsidiary of Loto Interactive, one of the Company’s equity method investment company.

	For the year	For the year	For the year	For the year
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Interest from loan to Loto Interactive Information Technology (Shenzhen) Limited	—	218	137	21
Other operating income from management service provided to Loto Interactive Information Technology (Shenzhen) Limited	—	320	217	33
	—	538	354	54